Revenues - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019
Contract with Customer, Performance Obligation Satisfied in Previous Period	$ 1,400	$ 1,200
Revenue, Remaining Performance Obligation, Amount	16,000
Contract with Customer, Asset, Allowance for Credit Loss	460	375
Contract with Customer, Liability, Revenue Recognized	3,400	$ 2,700
Broadcast programming
Long-Term Receivables, net of allowance for credit losses	1,000
Mortgage Receivable
Long-Term Receivables, net of allowance for credit losses	700
Scenario, Unsatisfied performance obligation recognized in fiscal 2021
Revenue, Remaining Performance Obligation, Amount	7,000
Scenario, Unsatisfied performance obligation recognized in fiscal 2022
Revenue, Remaining Performance Obligation, Amount	4,000
Scenario, Unsatisfied performance obligation recognized in fiscal 2023
Revenue, Remaining Performance Obligation, Amount	2,000
Scenario, Unsatisfied performance obligation recognized thereafter
Revenue, Remaining Performance Obligation, Amount	$ 3,000